UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Strategic Real Return Fund

Semi-Annual Report

March 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Note to Shareholders
Fidelity® Strategic Real Return Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program
Fidelity® Commodity Strategy Central Fund
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Strategic Real Return Fund

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)

As of March 31, 2020
Commodity-Linked Notes and Related Investments*	24.1%
Inflation-Protected Investments	29.4%
Floating Rate High Yield**	27.5%
Real Estate Investments***	17.6%
Cash and Cash Equivalents	1.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

 *** Includes investment in Fidelity® Real Estate Equity Central Fund

Quality Diversification (% of fund's net assets)

As of March 31, 2020
U.S. Government and U.S. Government Agency Obligations	29.4%
AAA	0.1%
BBB	2.0%
BB and Below	27.7%
Not Rated	1.4%
Equities*	36.5%
Short-Term Investments and Net Other Assets	2.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 19.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2020*,**
Stocks	17.3%
U.S. Government and U.S. Government Agency Obligations	29.4%
Corporate Bonds	3.0%
Asset-Backed Securities	1.0%
Bank Loan Obligations	25.3%
CMOs and Other Mortgage Related Securities	1.9%
Other Investments***	19.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 6.7%

 ** U.S. Treasury Inflation-Indexed Securities - 29.4%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 19.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.0%
	Principal Amount	Value
Convertible Bonds - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.0%
RWT Holdings, Inc. 5.75% 10/1/25 (a)	$130,000	$79,538
Mortgage Real Estate Investment Trusts - 0.3%
Colony Financial, Inc. 3.875% 1/15/21	150,000	120,001
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (a)	110,000	60,431
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	30,000	24,600
MFA Financial, Inc. 6.25% 6/15/24	240,000	144,578
Redwood Trust, Inc. 5.625% 7/15/24	140,000	77,219
Two Harbors Investment Corp. 6.25% 1/15/22	135,000	110,700
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	430,000	177,716
		715,245
TOTAL FINANCIALS		794,783
Nonconvertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Times Square Hotel Trust 8.528% 8/1/26 (a)	364,387	385,429
Household Durables - 0.3%
Adams Homes, Inc. 7.5% 2/15/25 (a)	70,000	66,850
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (a)	75,000	59,250
6.75% 8/1/25 (a)	135,000	108,000
Beazer Homes U.S.A., Inc. 5.875% 10/15/27	105,000	79,275
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (a)	30,000	22,791
M/I Homes, Inc. 5.625% 8/1/25	45,000	40,275
Meritage Homes Corp.:
5.125% 6/6/27	80,000	75,200
6% 6/1/25	100,000	92,250
New Home Co. LLC 7.25% 4/1/22	150,000	127,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	140,000	137,200
TRI Pointe Homes, Inc. 5.25% 6/1/27	75,000	66,728
		875,319
TOTAL CONSUMER DISCRETIONARY		1,260,748
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 8.5% 10/30/25 (a)	55,000	48,950
Global Partners LP/GLP Finance Corp. 7% 8/1/27	100,000	75,000
		123,950
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Five Point Operation Co. LP 7.875% 11/15/25 (a)	200,000	172,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27	70,000	64,663
		236,663
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	65,000	57,200
TOTAL FINANCIALS		293,863
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP 5.125% 8/15/26	408,000	385,912
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.5%
CBL & Associates LP 5.95% 12/15/26	132,000	24,420
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	80,000	78,800
iStar Financial, Inc.:
4.25% 8/1/25	105,000	86,352
4.75% 10/1/24	115,000	96,600
5.25% 9/15/22	165,000	152,213
Lexington Corporate Properties Trust 4.4% 6/15/24	35,000	34,371
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	105,000	101,850
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	53,000	52,683
4.5% 4/1/27	83,000	82,056
4.75% 1/15/28	67,000	65,211
Select Income REIT:
4.15% 2/1/22	63,000	63,976
4.25% 5/15/24	80,000	77,402
Senior Housing Properties Trust:
4.75% 5/1/24	271,000	250,998
4.75% 2/15/28	100,000	89,359
6.75% 4/15/20	134,000	133,799
VICI Properties, Inc. 4.125% 8/15/30 (a)	45,000	42,638
		1,432,728
Real Estate Management & Development - 0.5%
Greystar Real Estate Partners 5.75% 12/1/25 (a)	90,000	81,455
Howard Hughes Corp. 5.375% 3/15/25 (a)	265,000	256,388
Kennedy-Wilson, Inc. 5.875% 4/1/24	560,000	501,032
Mattamy Group Corp. 4.625% 3/1/30 (a)	125,000	107,500
Mid-America Apartments LP 4.3% 10/15/23	67,000	66,620
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (a)	100,000	89,292
Washington Prime Group LP 6.45% 8/15/24	330,000	193,875
		1,296,162
TOTAL REAL ESTATE		2,728,890

TOTAL NONCONVERTIBLE BONDS		4,793,363

TOTAL CORPORATE BONDS
(Cost $6,280,169)		5,588,146

U.S. Treasury Inflation-Protected Obligations - 29.4%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$942,522	$1,034,887
0.75% 2/15/42	1,359,717	1,523,784
0.75% 2/15/45	1,621,340	1,854,852
0.875% 2/15/47	1,037,688	1,236,033
1% 2/15/46	1,088,740	1,323,825
1% 2/15/48	1,002,193	1,235,448
1% 2/15/49	964,694	1,200,896
1.375% 2/15/44	1,222,007	1,568,865
1.75% 1/15/28	1,063,921	1,210,948
2% 1/15/26	1,251,659	1,392,785
2.125% 2/15/40	603,931	855,412
2.125% 2/15/41	775,124	1,079,917
2.375% 1/15/25	1,779,141	1,973,284
2.375% 1/15/27	1,047,673	1,215,020
2.5% 1/15/29	1,117,432	1,372,307
3.375% 4/15/32	450,542	640,895
3.625% 4/15/28	974,527	1,259,728
3.875% 4/15/29	1,098,461	1,488,157
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/21	2,698,268	2,643,150
0.125% 1/15/22	2,971,406	2,928,340
0.125% 4/15/22	2,940,427	2,898,469
0.125% 7/15/22	2,810,084	2,783,378
0.125% 1/15/23	2,802,991	2,768,549
0.125% 7/15/24	2,808,447	2,814,779
0.125% 10/15/24	2,165,804	2,192,336
0.125% 7/15/26	2,367,684	2,390,359
0.125% 1/15/30	1,519,045	1,567,141
0.25% 1/15/25	2,814,389	2,839,921
0.25% 7/15/29	2,276,207	2,378,814
0.25% 2/15/50	540,838	568,218
0.375% 7/15/23	2,873,258	2,890,502
0.375% 7/15/25	2,804,426	2,861,487
0.375% 1/15/27	2,349,468	2,406,540
0.375% 7/15/27	2,320,098	2,388,543
0.5% 4/15/24	2,203,219	2,235,390
0.5% 1/15/28	2,299,780	2,398,183
0.625% 7/15/21	2,694,365	2,668,765
0.625% 4/15/23	2,874,762	2,896,568
0.625% 1/15/24	2,547,302	2,589,441
0.625% 1/15/26	2,513,349	2,597,103
0.75% 7/15/28	2,258,907	2,418,731
0.875% 1/15/29	2,244,587	2,441,226
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $80,286,629)		83,032,976

Asset-Backed Securities - 1.0%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (a)(b)(c)(d)	$140,322	$1
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	269,872
Series 2002-2 Class M2, 9.163% 3/1/33	387,820	327,189
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	16,464	16,429
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 4.3391% 7/17/34 (a)(b)(e)	101,000	88,864
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	481,814	342,203
Progress Residential Trust:
Series 2018-SFR2 Class F, 4.953% 8/17/35 (a)	100,000	87,794
Series 2020-SFR1 Class H, 5.268% 4/17/37 (a)	100,000	74,597
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 3.3046% 1/17/35 (a)(b)(e)	100,000	86,063
Class F, 1 month U.S. LIBOR + 3.400% 4.1046% 1/17/35 (a)(b)(e)	197,000	164,266
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.5405% 2/5/36 (a)(b)(d)(e)	396,927	30
Tricon American Homes:
Series 2016-SFR1 Class F, 5.769% 11/17/33 (a)	126,000	120,168
Series 2017-SFR2 Class F, 5.104% 1/17/36 (a)	100,000	84,425
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	105,000	88,970
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	155,000	129,767
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 3.646% 11/21/40 (a)(b)(e)	1,163,701	1,070,605
TOTAL ASSET-BACKED SECURITIES
(Cost $3,531,049)		2,951,243

Commercial Mortgage Securities - 1.9%
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.2844% 9/10/28 (a)(b)	126,000	121,796
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.870% 4.5761% 7/15/30 (a)(b)(e)	105,000	88,349
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	150,000	116,464
Series 2012-CR1 Class G, 2.462% 5/15/45 (a)	100,000	31,003
Series 2013-CR12 Class D, 5.0706% 10/10/46 (a)(b)	250,000	178,906
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	63,000	38,101
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 6.0378% 5/10/43 (a)(b)	70,444	70,072
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (a)	156,000	104,520
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (a)(b)	84,000	69,465
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (a)(b)	100,000	84,419
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5738% 12/25/43 (b)(c)	1,156,048	12,570
Series K012 Class X3, 2.2524% 1/25/41 (b)(c)	654,162	7,289
Series K013 Class X3, 2.8148% 1/25/43 (b)(c)	1,124,000	16,440
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.3893% 8/10/44 (a)(b)	63,000	54,310
Class F, 4.5% 8/10/44 (a)	42,000	29,345
Series 2012-GC6 Class E, 5% 1/10/45 (a)(b)	254,000	211,628
Series 2012-GCJ7 Class D, 5.7077% 5/10/45 (a)(b)	500,000	420,000
Series 2012-GCJ9 Class D, 4.7416% 11/10/45 (a)(b)	178,000	142,571
Series 2013-GC16 Class F, 3.5% 11/10/46 (a)	269,000	185,173
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	651,000	631,674
Hilton U.S.A. Trust Series 2016-SFP Class F, 6.1552% 11/5/35 (a)	600,000	474,153
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	100,000	85,477
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 3.0501% 7/17/37 (a)(b)(e)	11,440	8,749
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	54,000	45,942
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class G 4% 6/15/45 (a)	151,000	82,488
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.6644% 2/15/46 (a)(b)	200,000	186,152
Morgan Stanley BAML Trust Series 2013-C7 Class D, 4.2343% 2/15/46 (a)(b)	66,000	58,538
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)(b)	20,970	21,334
Series 2011-C2:
Class D, 5.488% 6/15/44 (a)(b)	358,000	272,080
Class F, 5.488% 6/15/44 (a)(b)	343,000	209,138
Class XB, 0.3282% 6/15/44 (a)(b)(c)	10,551,985	85,935
Series 2011-C3:
Class C, 5.2448% 7/15/49 (a)(b)	109,000	92,557
Class G, 5.2448% 7/15/49 (a)(b)	112,000	67,200
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.9546% 8/15/34 (a)(b)(e)	168,514	109,534
Natixis Commercial Mortgage Securities Trust Series 2019-1776 Class F, 4.2988% 10/15/36 (a)	147,000	114,871
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	223,073	257,072
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5725% 5/10/45 (a)(b)	78,000	69,475
Wells Fargo Commercial Mortgage Trust Series 2012-LC5:
Class E, 4.7599% 10/15/45 (a)(b)	114,000	96,079
Class F, 4.7599% 10/15/45 (a)(b)	42,000	33,476
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2581% 3/15/45 (a)(b)	220,000	160,283
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/35 (a)(b)	140,000	93,322
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,064,183)		5,237,950
	Shares	Value

Common Stocks - 8.0%
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Archer Daniels Midland Co.	17,600	619,168
Bunge Ltd.	7,040	288,851
Darling International, Inc. (f)	10,910	209,145
		1,117,164
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	90,667	371,820
Cabot Oil & Gas Corp.	4,010	68,932
Chevron Corp.	7,640	553,594
ConocoPhillips Co.	5,560	171,248
Diamondback Energy, Inc.	1,110	29,082
Equinor ASA	5,210	64,949
Exxon Mobil Corp.	17,120	650,046
Hess Corp.	830	27,639
Lukoil PJSC sponsored ADR	2,360	139,079
Lundin Petroleum AB	2,900	54,742
Magnolia Oil & Gas Corp. Class A (f)	9,380	37,520
Neste Oyj	2,600	86,444
NOVATEK OAO GDR (Reg. S)	480	54,429
Occidental Petroleum Corp. (g)	4,560	52,805
Parsley Energy, Inc. Class A	4,320	24,754
Pioneer Natural Resources Co.	1,450	101,718
Royal Dutch Shell PLC Class A (United Kingdom)	10	174
Suncor Energy, Inc.	10	160
Total SA	9,880	372,267
		2,861,402
FINANCIALS - 0.5%
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	12,600	133,308
Broadmark Realty Capital, Inc.	10,300	77,456
Chimera Investment Corp.	6,000	54,600
Colony NorthStar Credit Real Estate, Inc.	16,400	64,616
Dynex Capital, Inc.	10,800	112,752
Ellington Financial LLC	13,200	75,372
Ellington Residential Mortgage REIT	5,200	27,560
Great Ajax Corp.	47,610	302,800
Hunt Companies Finance Trust, Inc.	2,244	4,151
MFA Financial, Inc.	109,866	170,292
New Residential Investment Corp.	52,600	263,526
Redwood Trust, Inc.	10,400	52,624
		1,339,057
MATERIALS - 3.5%
Chemicals - 0.9%
CF Industries Holdings, Inc.	14,910	405,552
Ecolab, Inc.	1,810	282,052
FMC Corp.	5,680	463,999
Israel Chemicals Ltd.	33,390	106,350
Nutrien Ltd.	31,050	1,061,476
The Mosaic Co.	10,190	110,256
Tronox Holdings PLC	1,936	9,641
		2,439,326
Construction Materials - 0.0%
Summit Materials, Inc. (f)	8,480	127,200
Containers & Packaging - 0.0%
Crown Holdings, Inc. (f)	2,630	152,645
Metals & Mining - 2.2%
Agnico Eagle Mines Ltd. (Canada)	3,100	123,753
Anglo American PLC (United Kingdom)	14,170	248,310
Antofagasta PLC	10,880	103,909
Barrick Gold Corp. (Canada)	21,240	390,298
BHP Billiton Ltd.	21,623	392,269
BHP Billiton PLC	22,153	343,807
Commercial Metals Co.	6,200	97,898
First Quantum Minerals Ltd.	51,070	260,920
Fortescue Metals Group Ltd.	18,444	113,449
Franco-Nevada Corp.	2,270	226,806
Grupo Mexico SA de CV Series B	30,900	56,974
Impala Platinum Holdings Ltd.	12,790	53,291
Ivanhoe Mines Ltd. (f)	32,010	53,225
JFE Holdings, Inc.	7,820	51,127
Kaiser Aluminum Corp.	1,630	112,926
Kirkland Lake Gold Ltd.	2,560	75,401
Lundin Mining Corp.	57,950	217,832
MMC Norilsk Nickel PJSC	1,710	414,467
MMC Norilsk Nickel PJSC sponsored ADR	15,480	383,445
Newcrest Mining Ltd.	7,147	98,148
Newmont Corp.	12,500	566,000
Nickel Mines Ltd. (f)	212,706	61,493
Nucor Corp.	1,760	63,395
POSCO	450	59,427
Reliance Steel & Aluminum Co.	2,100	183,939
Rio Tinto PLC	16,260	745,395
Sibanye Stillwater Ltd. (f)	14,310	17,896
Steel Dynamics, Inc.	5,670	127,802
Teck Resources Ltd. Class B (sub. vtg.)	7,370	55,879
Vale SA (f)	8,800	73,196
Wheaton Precious Metals Corp.	13,350	367,402
		6,140,079
Paper & Forest Products - 0.4%
Nine Dragons Paper (Holdings) Ltd.	57,660	52,241
Oji Holdings Corp.	16,760	90,249
Stora Enso Oyj (R Shares)	25,510	255,071
Suzano Papel e Celulose SA	26,100	179,773
UPM-Kymmene Corp.	18,820	513,164
West Fraser Timber Co. Ltd.	1,740	33,185
		1,123,683

TOTAL MATERIALS		9,982,933

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Acadia Realty Trust (SBI)	27,444	340,031
American Tower Corp.	5,400	1,175,850
Apartment Investment & Management Co. Class A	20,879	733,897
AvalonBay Communities, Inc.	900	132,453
Colony Capital, Inc.	52,823	92,440
CoreSite Realty Corp.	600	69,540
Crown Castle International Corp.	2,900	418,760
Easterly Government Properties, Inc.	4,600	113,344
Equinix, Inc.	700	437,199
Equity Lifestyle Properties, Inc.	16,900	971,412
Equity Residential (SBI)	2,700	166,617
Gaming & Leisure Properties	2,800	77,588
Healthcare Trust of America, Inc.	8,290	201,281
iStar Financial, Inc.	34,631	367,435
Lexington Corporate Properties Trust	30,900	306,837
Mid-America Apartment Communities, Inc.	4,894	504,229
Public Storage	400	79,444
Retail Value, Inc.	2,123	26,007
Sabra Health Care REIT, Inc.	17,100	186,732
Safety Income and Growth, Inc.	2,700	170,721
Senior Housing Properties Trust (SBI)	26,500	96,195
SITE Centers Corp.	11,300	58,873
Store Capital Corp.	4,100	74,292
Terreno Realty Corp.	1,100	56,925
Ventas, Inc.	11,318	303,322
VEREIT, Inc.	4,300	21,027
Weyerhaeuser Co.	2,900	49,155
		7,231,606
TOTAL COMMON STOCKS
(Cost $31,354,820)		22,532,162

Preferred Stocks - 2.9%
Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Great Ajax Corp. 7.25%	42,500	798,575
ZAIS Financial Corp. 7.00%	6,400	97,472
		896,047
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	14,985
Lexington Corporate Properties Trust Series C, 6.50%	2,800	122,508
RLJ Lodging Trust Series A, 1.95%	400	7,000
Wheeler REIT, Inc. 8.75% (f)	16,500	147,208
		291,701
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856% (b)(e)	2,000	36,000
TOTAL REAL ESTATE		327,701

TOTAL CONVERTIBLE PREFERRED STOCKS		1,223,748

Nonconvertible Preferred Stocks - 2.5%
FINANCIALS - 1.6%
Mortgage Real Estate Investment Trusts - 1.6%
AG Mortgage Investment Trust, Inc.:
8.00%	15,879	93,051
8.25%	500	3,095
Series C 8.00% (b)	4,600	26,542
AGNC Investment Corp.:
6.125% (b)	6,000	106,740
Series C, 7.00% (b)	11,600	226,200
Series E 6.50% (b)	12,400	232,252
Annaly Capital Management, Inc.:
Series D, 7.50%	8,644	165,360
Series F, 6.95% (b)	17,600	316,800
Series G, 6.50% (b)	11,800	207,326
Arbor Realty Trust, Inc. Series A, 8.25%	5,789	96,162
Armour Residential REIT, Inc. Series C 7.00%	1,000	16,400
Capstead Mortgage Corp. Series E, 7.50%	2,594	49,130
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	58,520
Chimera Investment Corp.:
8.00% (b)	5,000	74,250
Series B, 8.00% (b)	27,587	408,012
Series C, 7.75% (b)	8,700	130,239
Dynex Capital, Inc.:
Series B, 7.625%	6,550	123,730
Series C 6.90% (b)	9,600	166,752
Exantas Capital Corp. 8.625% (b)	300	2,004
Invesco Mortgage Capital, Inc.:
7.50% (b)	17,200	156,692
Series A, 7.75%	6,507	59,409
Series B, 7.75% (b)	13,500	130,950
MFA Financial, Inc.:
6.50% (b)	9,300	63,705
8.00%	11,262	136,495
Series B, 7.50%	18,486	142,342
New Residential Investment Corp.:
7.125% (b)	4,200	57,918
Series A 7.50% (b)	3,200	48,416
Series C 6.375% (b)	8,300	110,390
New York Mortgage Trust, Inc.:
Series B, 7.75%	8,886	89,127
Series C, 7.875%	3,200	30,688
Series D, 8.00% (b)	6,500	57,363
PennyMac Mortgage Investment Trust:
8.125% (b)	5,700	94,563
Series B, 8.00% (b)	9,300	157,356
Two Harbors Investment Corp.:
7.75%	2,162	35,911
Series A, 8.125% (b)	9,900	162,756
Series B, 7.625% (b)	13,800	216,936
Series C, 7.25% (b)	9,800	152,488
		4,406,070
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Finance Trust, Inc. 7.50%	4,500	81,045
American Homes 4 Rent Series G, 5.875%	3,200	73,760
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	1,000	11,600
Series G, 7.375%	300	1,968
Series H, 7.50%	2,500	17,575
Series I, 7.50%	2,500	16,825
Cedar Realty Trust, Inc.:
Series B, 7.25%	2,373	25,670
Series C, 6.50%	4,900	46,550
City Office REIT, Inc. Series A, 6.625%	2,079	35,842
Colony Capital, Inc.:
Series G, 7.50%	3,600	36,900
Series H, 7.125%	7,700	72,111
Series I, 7.15%	18,500	171,865
Series J, 7.15%	18,200	162,708
Farmland Partners, Inc. Series B, 6.00%	10,000	224,700
Gladstone Commercial Corp. 6.625%	2,400	42,888
Global Medical REIT, Inc. Series A, 7.50%	2,100	47,985
Global Net Lease, Inc.:
Series A, 7.25%	7,400	150,035
Series B 6.875%	2,200	43,758
Healthcare Trust, Inc. Series A 7.375%	2,000	34,100
Investors Real Estate Trust Series C, 6.625%	5,000	123,750
iStar Financial, Inc.:
Series D, 8.00%	3,000	62,550
Series G, 7.65%	7,300	145,489
Series I, 7.50%	2,600	49,569
Jernigan Capital, Inc. Series B, 7.00%	2,500	52,525
Pebblebrook Hotel Trust Series C, 6.50%	7,058	113,987
Pennsylvania (REIT):
Series B, 7.375%	4,082	11,837
Series D, 6.875%	2,500	8,750
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	49,992
QTS Realty Trust, Inc. Series A, 7.125%	2,700	68,742
Saul Centers, Inc. Series D, 6.125%	1,300	20,808
Sotherly Hotels, Inc. Series C, 7.875%	1,700	10,370
Spirit Realty Capital, Inc. Series A, 6.00%	2,600	55,302
Summit Hotel Properties, Inc. Series E, 6.25%	3,000	39,450
UMH Properties, Inc.:
Series C, 6.75%	5,340	104,284
Series D, 6.375%	1,800	33,825
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	4,500	81,675
Series K 5.875%	2,000	33,783
VEREIT, Inc. Series F, 6.70%	13,036	288,096
Washington Prime Group, Inc.:
Series H, 7.50%	1,698	10,697
Series I, 6.875%	502	2,615
		2,665,981

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,072,051

TOTAL PREFERRED STOCKS
(Cost $13,759,327)		8,295,799
	Principal Amount	Value

Bank Loan Obligations - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 12/22/24 (b)(e)(h)	48,875	39,296
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (b)(e)(h)	63,276	42,901
		82,197
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.2001% 12/19/20 (b)(e)(h)	190,211	156,163
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/2/25 (b)(e)(h)	40,179	34,587
		190,750
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(d)(h)	300,000	291,840
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7% 5/15/22 (b)(e)(h)	39,907	35,517

TOTAL FINANCIALS		327,357

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (b)(e)(h)	9,975	9,264
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (b)(e)(h)	66,617	59,455
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (b)(e)(h)	88,875	77,321
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.6797% 6/28/23 (b)(e)(h)	117,293	104,391
		181,712
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.11% 12/2/21 (b)(e)(h)	46,519	36,982
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,007,124)		887,717
	Shares	Value

Equity Funds - 25.6%
Fidelity Commodity Strategy Central Fund(f)(i)(j)	14,414,522	54,198,604
Fidelity Real Estate Equity Central Fund (i)	191,237	18,087,228
TOTAL EQUITY FUNDS
(Cost $173,461,305)		72,285,832

Fixed-Income Funds - 27.5%
Fidelity Floating Rate Central Fund (i)
(Cost $91,655,932)	886,656	77,662,198
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (Cost $594,368)(a)(d)	500,000	10,000
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.29% (k)	3,975,359	3,976,551
Fidelity Securities Lending Cash Central Fund 0.28% (k)(l)	37,125	37,132
TOTAL MONEY MARKET FUNDS
(Cost $4,013,644)		4,013,683
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $412,008,550)		282,497,706
NET OTHER ASSETS (LIABILITIES) - 0.0%		87,565
NET ASSETS - 100%		$282,585,271

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,924,913 or 3.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Fidelity Commodity Strategy Central Fund's most recent investments and financial statements are included at the end of this report as an attachment.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,239
Fidelity Commodity Strategy Central Fund	1,325,106
Fidelity Floating Rate Central Fund	2,877,924
Fidelity Real Estate Equity Central Fund	186,977
Fidelity Securities Lending Cash Central Fund	32
Total	$4,426,278

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$92,296,539	$3,719,223	$27,510,936	$(44,237,630)	$29,931,408	$54,198,604	100.0%
Fidelity Floating Rate Central Fund	101,963,672	2,878,023	13,218,884	(2,254,145)	(11,706,468)	77,662,198	4.5%
Fidelity Real Estate Equity Central Fund	--	26,614,093	3,103,191	(522,000)	(4,901,674)	18,087,228	3.6%
Total	$194,260,211	$33,211,339	$43,833,011	$(47,013,775)	$13,323,266	$149,948,030

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$1,117,164	$1,117,164	$--	$--
Energy	2,861,402	1,717,498	1,143,904	--
Financials	6,641,174	5,745,127	896,047	--
Materials	9,982,933	6,361,520	3,621,413	--
Real Estate	10,225,288	9,897,587	327,701	--
Corporate Bonds	5,588,146	--	5,588,146	--
U.S. Government and Government Agency Obligations	83,032,976	--	83,032,976	--
Asset-Backed Securities	2,951,243	--	2,951,212	31
Commercial Mortgage Securities	5,237,950	--	5,237,950	--
Bank Loan Obligations	887,717	--	595,877	291,840
Equity Funds	72,285,832	72,285,832	--	--
Fixed-Income Funds	77,662,198	77,662,198	--	--
Preferred Securities	10,000	--	--	10,000
Money Market Funds	4,013,683	4,013,683	--	--
Total Investments in Securities:	$282,497,706	$178,800,609	$103,395,226	$301,871

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $38,214) — See accompanying schedule: Unaffiliated issuers (cost $142,877,669)	$128,535,992
Fidelity Central Funds (cost $269,130,881)	153,961,714
Total Investment in Securities (cost $412,008,550)		$282,497,706
Foreign currency held at value (cost $31,477)		29,602
Receivable for investments sold		925,980
Receivable for fund shares sold		210,924
Dividends receivable		156,539
Interest receivable		323,859
Distributions receivable from Fidelity Central Funds		4,059
Prepaid expenses		244
Receivable from investment adviser for expense reductions		21,341
Other receivables		1,023
Total assets		284,171,277
Liabilities
Payable to custodian bank	$119,826
Payable for investments purchased	885,250
Payable for fund shares redeemed	268,617
Accrued management fee	143,017
Distribution and service plan fees payable	12,045
Other affiliated payables	60,789
Other payables and accrued expenses	59,337
Collateral on securities loaned	37,125
Total liabilities		1,586,006
Net Assets		$282,585,271
Net Assets consist of:
Paid in capital		$565,289,592
Total accumulated earnings (loss)		(282,704,321)
Net Assets		$282,585,271
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($23,413,401 ÷ 3,280,237 shares)(a)		$7.14
Maximum offering price per share (100/96.00 of $7.14)		$7.44
Class M:
Net Asset Value and redemption price per share ($6,307,865 ÷ 882,894 shares)(a)		$7.14
Maximum offering price per share (100/96.00 of $7.14)		$7.44
Class C:
Net Asset Value and offering price per share ($6,267,603 ÷ 890,824 shares)(a)		$7.04
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($154,278,806 ÷ 21,513,081 shares)		$7.17
Class K6:
Net Asset Value, offering price and redemption price per share ($6,816,816 ÷ 950,220 shares)		$7.17
Class I:
Net Asset Value, offering price and redemption price per share ($77,969,891 ÷ 10,901,646 shares)		$7.15
Class Z:
Net Asset Value, offering price and redemption price per share ($7,530,889 ÷ 1,052,781 shares)		$7.15

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$783,738
Interest		1,201,310
Income from Fidelity Central Funds (including $32 from security lending)		4,426,278
Total income		6,411,326
Expenses
Management fee	$978,839
Transfer agent fees	292,291
Distribution and service plan fees	83,361
Accounting fees	87,353
Custodian fees and expenses	14,302
Independent trustees' fees and expenses	667
Registration fees	46,254
Audit	56,693
Legal	1,132
Miscellaneous	1,417
Total expenses before reductions	1,562,309
Expense reductions	(157,896)
Total expenses after reductions		1,404,413
Net investment income (loss)		5,006,913
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,564,155
Redemptions in-kind with affiliated entities	1,614,173
Fidelity Central Funds	(47,013,146)
Foreign currency transactions	14,057
Total net realized gain (loss)		(43,820,761)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(21,445,248)
Fidelity Central Funds	13,323,308
Assets and liabilities in foreign currencies	(5,426)
Total change in net unrealized appreciation (depreciation)		(8,127,366)
Net gain (loss)		(51,948,127)
Net increase (decrease) in net assets resulting from operations		$(46,941,214)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,006,913	$11,648,440
Net realized gain (loss)	(43,820,761)	(23,351,650)
Change in net unrealized appreciation (depreciation)	(8,127,366)	22,694,650
Net increase (decrease) in net assets resulting from operations	(46,941,214)	10,991,440
Distributions to shareholders	(7,550,517)	(38,581,735)
Share transactions - net increase (decrease)	(31,855,535)	(80,956,572)
Total increase (decrease) in net assets	(86,347,266)	(108,546,867)
Net Assets
Beginning of period	368,932,537	477,479,404
End of period	$282,585,271	$368,932,537

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Real Return Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$8.39	$8.88	$8.80	$8.81	$8.55	$9.25
Income from Investment Operations
Net investment income (loss)A	.107	.216	.266	.170	.141	.124
Net realized and unrealized gain (loss)	(1.193)	.012B	.008C	.022	.266	(.668)
Total from investment operations	(1.086)	.228	.274	.192	.407	(.544)
Distributions from net investment income	(.164)	(.293)	(.183)	(.190)D	(.137)	(.124)
Distributions from net realized gain	–	(.425)	(.011)	(.012)D	(.010)	(.032)
Total distributions	(.164)	(.718)	(.194)	(.202)	(.147)	(.156)
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$7.14	$8.39	$8.88	$8.80	$8.81	$8.55
Total ReturnF,G,H	(13.21)%	2.86%	3.15%C	2.23%	4.82%	(5.98)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.10%K	1.10%	1.07%	1.08%	1.07%	1.05%
Expenses net of fee waivers, if any	1.00%K	1.09%	1.07%	1.08%	1.07%	1.05%
Expenses net of all reductions	1.00%K	1.09%	1.07%	1.07%	1.07%	1.05%
Net investment income (loss)	2.62%K	2.60%	3.01%	1.94%	1.66%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$23,413	$29,652	$29,288	$33,949	$55,678	$78,112
Portfolio turnover rateL	59%K	19%	23%	24%	15%	23%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 2.99%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.0005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$8.39	$8.89	$8.81	$8.82	$8.56	$9.27
Income from Investment Operations
Net investment income (loss)A	.107	.215	.264	.168	.138	.122
Net realized and unrealized gain (loss)	(1.193)	.002B	.008C	.025	.267	(.677)
Total from investment operations	(1.086)	.217	.272	.193	.405	(.555)
Distributions from net investment income	(.164)	(.292)	(.181)	(.191)D	(.135)	(.123)
Distributions from net realized gain	–	(.425)	(.011)	(.012)D	(.010)	(.032)
Total distributions	(.164)	(.717)	(.192)	(.203)	(.145)	(.155)
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$7.14	$8.39	$8.89	$8.81	$8.82	$8.56
Total ReturnF,G,H	(13.21)%	2.73%	3.12%C	2.23%	4.79%	(6.08)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.13%K	1.12%	1.11%	1.11%	1.10%	1.07%
Expenses net of fee waivers, if any	1.00%K	1.10%	1.10%	1.10%	1.10%	1.07%
Expenses net of all reductions	1.00%K	1.10%	1.10%	1.10%	1.10%	1.07%
Net investment income (loss)	2.61%K	2.59%	2.98%	1.91%	1.63%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$6,308	$7,903	$8,391	$9,723	$12,032	$14,805
Portfolio turnover rateL	59%K	19%	23%	24%	15%	23%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 2.96%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.0005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$8.26	$8.77	$8.70	$8.71	$8.46	$9.16
Income from Investment Operations
Net investment income (loss)A	.075	.151	.197	.102	.074	.054
Net realized and unrealized gain (loss)	(1.167)	.004B	.011C	.023	.257	(.665)
Total from investment operations	(1.092)	.155	.208	.125	.331	(.611)
Distributions from net investment income	(.128)	(.240)	(.127)	(.123)D	(.073)	(.057)
Distributions from net realized gain	–	(.425)	(.011)	(.012)D	(.008)	(.032)
Total distributions	(.128)	(.665)	(.138)	(.135)	(.081)	(.089)
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$7.04	$8.26	$8.77	$8.70	$8.71	$8.46
Total ReturnF,G,H	(13.43)%	1.99%	2.41%C	1.46%	3.93%	(6.73)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.87%K	1.86%	1.83%	1.84%	1.84%	1.82%
Expenses net of fee waivers, if any	1.75%K	1.85%	1.83%	1.84%	1.84%	1.82%
Expenses net of all reductions	1.75%K	1.85%	1.83%	1.84%	1.84%	1.82%
Net investment income (loss)	1.87%K	1.83%	2.25%	1.17%	.89%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$6,268	$8,555	$18,962	$24,718	$30,211	$41,339
Portfolio turnover rateL	59%K	19%	23%	24%	15%	23%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 2.25%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.0005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$8.92	$8.84	$8.85	$8.59	$9.30
Income from Investment Operations
Net investment income (loss)A	.118	.239	.291	.194	.164	.147
Net realized and unrealized gain (loss)	(1.203)	.009B	.008C	.024	.267	(.674)
Total from investment operations	(1.085)	.248	.299	.218	.431	(.527)
Distributions from net investment income	(.175)	(.313)	(.208)	(.216)D	(.161)	(.151)
Distributions from net realized gain	–	(.425)	(.011)	(.012)D	(.010)	(.032)
Total distributions	(.175)	(.738)	(.219)	(.228)	(.171)	(.183)
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$7.17	$8.43	$8.92	$8.84	$8.85	$8.59
Total ReturnF,G	(13.15)%	3.10%	3.43%C	2.52%	5.09%	(5.77)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.84%J	.83%	.81%	.81%	.81%	.79%
Expenses net of fee waivers, if any	.75%J	.83%	.81%	.81%	.81%	.79%
Expenses net of all reductions	.75%J	.83%	.81%	.81%	.80%	.79%
Net investment income (loss)	2.86%J	2.86%	3.27%	2.21%	1.92%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$154,279	$197,152	$262,063	$476,944	$511,294	$543,473
Portfolio turnover rateK	59%J	19%	23%	24%	15%	23%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 3.27%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.0005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class K6

Six months ended (Unaudited) March 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.34
Income from Investment Operations
Net investment income (loss)B	.101
Net realized and unrealized gain (loss)	(1.174)
Total from investment operations	(1.073)
Distributions from net investment income	(.097)
Distributions from net realized gain	–
Total distributions	(.097)
Net asset value, end of period	$7.17
Total ReturnC,D	(13.02)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G
Expenses net of fee waivers, if any	.56%G
Expenses net of all reductions	.55%G
Net investment income (loss)	2.66%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,817
Portfolio turnover rateH	59%G

 A For the period October 8, 2019 (commencement of sale of shares) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$8.40	$8.90	$8.82	$8.83	$8.57	$9.28
Income from Investment Operations
Net investment income (loss)A	.118	.240	.291	.194	.164	.148
Net realized and unrealized gain (loss)	(1.192)	–B,C	.008D	.027	.268	(.676)
Total from investment operations	(1.074)	.240	.299	.221	.432	(.528)
Distributions from net investment income	(.176)	(.315)	(.208)	(.219)E	(.162)	(.150)
Distributions from net realized gain	–	(.425)	(.011)	(.012)E	(.010)	(.032)
Total distributions	(.176)	(.740)	(.219)	(.231)	(.172)	(.182)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$7.15	$8.40	$8.90	$8.82	$8.83	$8.57
Total ReturnF,G	(13.07)%	3.01%	3.44%D	2.56%	5.12%	(5.80)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.82%J	.81%	.79%	.80%	.79%	.79%
Expenses net of fee waivers, if any	.75%J	.81%	.79%	.80%	.79%	.79%
Expenses net of all reductions	.75%J	.81%	.79%	.80%	.79%	.79%
Net investment income (loss)	2.88%J	2.88%	3.29%	2.22%	1.93%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$77,970	$116,302	$158,776	$190,292	$177,867	$369,782
Portfolio turnover rateK	59%J	19%	23%	24%	15%	23%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.0005 per share.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 3.28%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.40	$8.93
Income from Investment Operations
Net investment income (loss)B	.130	.244
Net realized and unrealized gain (loss)	(1.202)	(.026)
Total from investment operations	(1.072)	.218
Distributions from net investment income	(.178)	(.323)
Distributions from net realized gain	–	(.425)
Total distributions	(.178)	(.748)
Net asset value, end of period	$7.15	$8.40
Total ReturnC,D	(13.05)%	2.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.71%G
Expenses net of fee waivers, if any	.66%G	.71%G
Expenses net of all reductions	.66%G	.71%G
Net investment income (loss)	3.20%G	2.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,531	$9,369
Portfolio turnover rateH	59%G	19%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2020

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class K6 shares on October 8, 2019. The Fund offers Class A, Class M, Class C, Strategic Real Return, Class K6, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.01%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	FMR	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Foreign Securities Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,576,638
Gross unrealized depreciation	(144,685,768)
Net unrealized appreciation (depreciation)	$(140,109,130)
Tax cost	$422,606,836

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,411,258)
Long-term	(100,734,531)
Total capital loss carryforward	$(102,145,789)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Real Return Fund	65,790,995	84,071,789

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$35,065	$212
Class M	-%	.25%	9,348	31
Class C	.75%	.25%	38,948	979
			$83,361	$1,222

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,184
Class M	180
Class C(a)	50
$1,414

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K6 and Class Z. FIIOC receives an asset-based fee of Class K6 and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$25,849.18
Class M	7,817.21
Class C	7,742.20
Strategic Real Return	162,201.17
Class K6	148.01
Class I	87,341.15
Class Z	1,193.05
	$292,291

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Strategic Real Return Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Strategic Real Return Fund	$235

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund completed an exchange in-kind with Fidelity Real Estate Equity Central Fund. The Fund delivered investments and cash valued at $25,037,507 in exchange for 207,127 shares of the Central Fund. The net realized gain of $1,614,173 on investments delivered in-kind is included in the accompanying Statement of Operations. The Fund recognized net gains for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Strategic Real Return Fund	$662

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $1. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $3 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$12,836
Class M	1.00%	4,351
Class C	1.75%	4,064
Strategic Real Return	.75%	74,441
Class K6	.56%	1,450
Class I	.75%	34,834
Class Z	.66%	1,042
		$133,018

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,749 for the period.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $18,003.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $5,126 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2020(a)	Year ended September 30, 2019(b)
Distributions to shareholders
Class A	$572,556	$2,327,067
Class M	151,530	674,841
Class C	127,800	1,349,467
Strategic Real Return	4,059,374	20,934,786
Class K6	5,099	–
Class I	2,467,597	13,158,846
Class Z	166,561	136,728
Total	$7,550,517	$38,581,735

 (a) Distributions for Class K6 are for the period October 8, 2019 (commencement of sale of shares) to March 31, 2020.

 (b) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2020(a)	Year ended September 30, 2019(b)	Six months ended March 31, 2020(a)	Year ended September 30, 2019(b)
Class A
Shares sold	180,511	824,232	$1,457,016	$6,832,095
Reinvestment of distributions	66,751	271,726	553,744	2,243,469
Shares redeemed	(502,675)	(857,173)	(4,058,645)	(7,126,662)
Net increase (decrease)	(255,413)	238,785	$(2,047,885)	$1,948,902
Class M
Shares sold	28,190	98,596	$230,348	$812,331
Reinvestment of distributions	17,952	80,763	149,015	666,779
Shares redeemed	(104,632)	(181,841)	(851,579)	(1,508,262)
Net increase (decrease)	(58,490)	(2,482)	$(472,216)	$(29,152)
Class C
Shares sold	24,520	66,944	$198,910	$553,058
Reinvestment of distributions	14,714	160,379	120,582	1,307,832
Shares redeemed	(183,587)	(1,353,666)	(1,472,501)	(11,067,958)
Net increase (decrease)	(144,353)	(1,126,343)	$(1,153,009)	$(9,207,068)
Strategic Real Return
Shares sold	1,907,330	3,815,528	$15,700,104	$31,625,307
Reinvestment of distributions	466,006	2,420,468	3,881,895	20,043,148
Shares redeemed	(4,258,163)	(12,223,610)	(33,551,747)	(101,178,915)
Net increase (decrease)	(1,884,827)	(5,987,614)	$(13,969,748)	$(49,510,460)
Class K6
Shares sold	1,023,609	–	$7,907,741	$–
Reinvestment of distributions	609	–	5,099	–
Shares redeemed	(73,998)	–	(560,350)	–
Net increase (decrease)	950,220	–	$7,352,490	$–
Class I
Shares sold	854,079	4,729,992	$7,045,039	$39,271,888
Reinvestment of distributions	296,246	1,586,092	2,460,272	13,095,749
Shares redeemed	(4,086,174)	(10,323,129)	(29,328,626)	(85,893,625)
Net increase (decrease)	(2,935,849)	(4,007,045)	$(19,823,315)	$(33,525,988)
Class Z
Shares sold	845,414	1,178,926	$5,794,243	$9,898,384
Reinvestment of distributions	17,603	14,262	146,115	116,510
Shares redeemed	(925,251)	(78,173)	(7,682,210)	(647,700)
Net increase (decrease)	(62,234)	1,115,015	$(1,741,852)	$9,367,194

 (a) Share transactions for Class K6 are for the period October 8, 2019 (commencement of sale of shares) to March 31, 2020.

 (b) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020) for Class A, Class M, Class C, Strategic Real Return, Class I and Class Z, and for the period (October 8, 2019 to March 31, 2020) for Class K6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period October 1, 2019 to March 31, 2020
Class A	1.00%
Actual		$1,000.00	$867.90	$4.67-B
Hypothetical-C		$1,000.00	$1,020.00	$5.05-D
Class M	1.00%
Actual		$1,000.00	$867.90	$4.67-B
Hypothetical-C		$1,000.00	$1,020.00	$5.05-D
Class C	1.75%
Actual		$1,000.00	$865.70	$8.16-B
Hypothetical-C		$1,000.00	$1,016.25	$8.82-D
Strategic Real Return	.75%
Actual		$1,000.00	$868.50	$3.50-B
Hypothetical-C		$1,000.00	$1,021.25	$3.79-D
Class K6	.56%
Actual		$1,000.00	$869.80	$2.52-B
Hypothetical-C		$1,000.00	$1,022.20	$2.83-D
Class I	.75%
Actual		$1,000.00	$869.30	$3.50-B
Hypothetical-C		$1,000.00	$1,021.25	$3.79-D
Class Z	.66%
Actual		$1,000.00	$869.50	$3.08-B
Hypothetical-C		$1,000.00	$1,021.70	$3.34-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) for Class A, Class M, Class C, Strategic Real Return, Class I and Class Z, and multiplied by 176/366 (to reflect the period October 8, 2018 to March 31, 2020) for Class K6. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

The following are the financial statements for the Fidelity® Commodity Strategy Central Fund as of 01/31/2020 which is a direct investment of Fidelity Advisor® Strategic Real Return Fund.

Fidelity® Commodity Strategy Central Fund

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the Fund's commodity- linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of January 31, 2020*

% of fund’s total commodity-linked investments
Commodity Futures	100.0%

Commodity Sector Diversification as of January 31, 2020*

% of fund’s total commodity-linked investments
Energy	28.1%
Agriculture	28.1%
Precious Metals	18.8%
Industrial Metals	18.8%
Livestock	6.2%

* The Fund does not invest directly in physical commodities.

Consolidated Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 11.8%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.53% 2/20/20 (a)
(Cost $7,993,576)	8,000,000	7,994,434
	Shares	Value

Money Market Funds - 89.1%
Fidelity Cash Central Fund 1.58% (b)
(Cost $60,412,110)	60,411,918	60,424,000
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $68,405,686)		68,418,434
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(615,799)
NET ASSETS - 100%		$67,802,635

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Commodity Futures Contracts
CBOT Corn Contracts (United States)	97	July 2020	$1,896,350	$(56,313)	$(56,313)
CBOT Corn Contracts (United States)	44	May 2020	850,300	(2,342)	(2,342)
CBOT Corn Contracts (United States)	47	Sept. 2020	911,213	6,079	6,079
CBOT HRW Wheat Contracts (United States)	15	Sept. 2020	366,563	11,546	11,546
CBOT KC HRW Wheat Contracts (United States)	15	May 2020	354,375	(18,123)	(18,123)
CBOT Soybean Contracts (United States)	16	May 2020	709,400	(21,233)	(21,233)
CBOT Soybean Contracts (United States)	57	Nov. 2020	2,599,913	(83,970)	(83,970)
CBOT Soybean Meal Contracts (United States)	12	March 2020	349,200	(11,467)	(11,467)
CBOT Soybean Meal Contracts (United States)	33	May 2020	977,790	(20,004)	(20,004)
CBOT Soybean Meal Contracts (United States)	14	Dec. 2020	432,509	(47)	(47)
CBOT Soybean Oil Contracts (United States)	93	May 2020	1,690,740	(77,769)	(77,769)
CBOT Wheat Contracts (United States)	74	May 2020	2,044,250	(47,418)	(47,418)
CBOT Wheat Contracts (United States)	27	Sept. 2020	754,650	34,714	34,714
CME Lean Hogs Contracts (United States)	16	April 2020	394,240	(105,715)	(105,715)
CME Lean Hogs Contracts (United States)	5	August 2020	155,700	(467)	(467)
CME Lean Hogs Contracts (United States)	11	Oct. 2020	293,590	(34,487)	(34,487)
CME Live Cattle Contracts (United States)	57	April 2020	2,728,590	(64,759)	(64,759)
CME Live Cattle Contracts (United States)	14	June 2020	624,820	(31,822)	(31,822)
COMEX Copper Contracts (United States)	56	May 2020	3,525,900	(111,702)	(111,702)
COMEX Copper Contracts (United States)	24	July 2020	1,515,600	(149,466)	(149,466)
COMEX Gold 100 oz. Contracts (United States)	63	April 2020	10,022,670	193,014	193,014
COMEX Silver Contracts (United States)	30	March 2020	2,703,000	156,314	156,314
ICE Brent Crude Contracts (United Kingdom)	84	March 2020	4,740,960	(612,757)	(612,757)
ICE Coffee 'C' Contracts (United States)	28	May 2020	1,101,450	(152,257)	(152,257)
ICE Cotton No. 2 Contracts (United States)	24	May 2020	819,720	(36,155)	(36,155)
ICE Cotton No. 2 Contracts (United States)	7	July 2020	242,165	(674)	(674)
ICE Low Sulphur Gasoil Contracts (United States)	31	May 2020	1,546,900	(62,998)	(62,998)
ICE Sugar No. 11 Contracts (United States)	30	March 2020	490,896	73,619	73,619
ICE Sugar No. 11 Contracts (United States)	151	May 2020	2,426,872	11,525	11,525
LME Aluminum Contracts (United Kingdom)	23	July 2020	1,001,794	(28,990)	(28,990)
LME Aluminum Contracts (United Kingdom)	46	May 2020	1,986,050	(38,179)	(38,179)
LME Nickel Contracts (United Kingdom)	8	July 2020	619,920	(30,972)	(30,972)
LME Nickel Contracts (United Kingdom)	16	May 2020	1,235,424	17,622	17,622
LME Zinc Contracts (United Kingdom)	14	July 2020	767,550	(21,534)	(21,534)
LME Zinc Contracts (United Kingdom)	38	May 2020	2,088,813	(38,952)	(38,952)
NYMEX Gasoline RBOB Contracts (United States)	14	August 2020	929,393	(92,300)	(92,300)
NYMEX Natural Gas Contracts (United States)	45	Feb. 2020	828,450	(130,761)	(130,761)
NYMEX Natural Gas Contracts (United States)	121	April 2020	2,349,820	(206,752)	(206,752)
NYMEX Natural Gas Contracts (United States)	81	June 2020	1,687,230	(170,110)	(170,110)
NYMEX NY Harbor ULSD Contracts (United States)	24	May 2020	1,648,987	(44,889)	(44,889)
NYMEX WTI Crude Oil Contracts (United States)	10	Feb. 2020	517,460	(56,191)	(56,191)
NYMEX WTI Crude Oil Contracts (United States)	72	April 2020	3,731,760	(103,611)	(103,611)
NYMEX WTI Crude Oil Contracts (United States)	21	June 2020	1,086,540	2,676	2,676
TOTAL FUTURES CONTRACTS					$(2,158,077)

The notional amount of futures purchased as a percentage of Net Assets is 99.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $156,309,201.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,581,810.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,440,117
Total	$1,440,117

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Consolidated Statement of Operations, if applicable.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in unrealized appreciation (depreciation)	Value, end of period
Geode Commodity Return Central Cayman Ltd.	$33,655,101	$1,999,977	$26,000,146	$--	$(10,291,291)	$8,892,213	$8,255,854

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$7,994,434	$--	$7,994,434	$--
Money Market Funds	60,424,000	60,424,000	--	--
Total Investments in Securities:	$68,418,434	$60,424,000	$7,994,434	$--
Derivative Instruments:
Assets
Futures Contracts	$507,109	$507,109	$--	$--
Total Assets	$507,109	$507,109	$--	$--
Liabilities
Futures Contracts	$(2,665,186)	$(2,665,186)	$--	$--
Total Liabilities	$(2,665,186)	$(2,665,186)	$--	$--
Total Derivative Instruments:	$(2,158,077)	$(2,158,077)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts(a)	$507,109	$(2,665,186)
Total Commodity Risk	507,109	(2,665,186)
Total Value of Derivatives	$507,109	$(2,665,186)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Exchange Traded Futures	$507,109	$(2,665,186)	$--	$2,158,077	$--
Total	$507,109	$(2,665,186)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,993,576)	$7,994,434
Fidelity Central Funds (cost $60,412,110)	60,424,000
Total Investment in Securities (cost $68,405,686)		$68,418,434
Receivable for fund shares sold		103
Distributions receivable from Fidelity Central Funds		83,246
Prepaid expenses		6,250
Total assets		68,508,033
Liabilities
Payable for daily variation margin on futures contracts	$703,646
Other payables and accrued expenses	1,752
Total liabilities		705,398
Net Assets		$67,802,635
Net Assets consist of:
Paid in capital		$103,265,157
Total accumulated earnings (loss)		(35,462,522)
Net Assets		$67,802,635
Net Asset Value, offering price and redemption price per share ($67,802,635 ÷ 15,045,799 shares)		$4.51

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Interest		$188,062
Income from Fidelity Central Funds		1,440,117
Total income		1,628,179
Expenses
Custodian fees and expenses	$992
Independent trustees' fees and expenses	389
Subsidiary directors' fees	7,500
Total expenses before reductions	8,881
Expense reductions	(209)
Total expenses after reductions		8,672
Net investment income (loss)		1,619,507
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,490
Fidelity Central Funds	16,037
Futures contracts	466,532
Total net realized gain (loss)		484,059
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,265)
Fidelity Central Funds	(16,037)
Futures contracts	(2,094,971)
Total change in net unrealized appreciation (depreciation)		(2,116,273)
Net gain (loss)		(1,632,214)
Net increase (decrease) in net assets resulting from operations		$(12,707)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,619,507	$6,073,534
Net realized gain (loss)	484,059	(38,057,249)
Change in net unrealized appreciation (depreciation)	(2,116,273)	5,918,571
Net increase (decrease) in net assets resulting from operations	(12,707)	(26,065,144)
Distributions to shareholders	(4,285,832)	(39,794,738)
Share transactions
Proceeds from sales of shares	837,377	130,759,141
Reinvestment of distributions	4,285,832	39,794,738
Cost of shares redeemed	(171,788,897)	(274,317,385)
Net increase (decrease) in net assets resulting from share transactions	(166,665,688)	(103,763,506)
Total increase (decrease) in net assets	(170,964,227)	(169,623,388)
Net Assets
Beginning of period	238,766,862	408,390,250
End of period	$67,802,635	$238,766,862
Other Information
Shares
Sold	175,516	24,548,987
Issued in reinvestment of distributions	899,667	7,881,001
Redeemed	(35,536,726)	(43,820,393)
Net increase (decrease)	(34,461,543)	(11,390,405)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights

Fidelity Commodity Strategy Central Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$4.82	$6.71	$6.43	$6.34	$6.90	$9.65
Income from Investment Operations
Net investment income (loss)A	.05	.12	.09	.04	.02	.01
Net realized and unrealized gain (loss)	(.21)	(.52)	.24	.07	(.57)	(2.75)
Total from investment operations	(.16)	(.40)	.33	.11	(.55)	(2.74)
Distributions from net investment income	(.15)	(.27)	(.05)	(.02)	(.01)	(.01)
Distributions from net realized gain	–	(1.23)	–	–	–	–
Total distributions	(.15)	(1.49)B	(.05)	(.02)	(.01)	(.01)
Net asset value, end of period	$4.51	$4.82	$6.71	$6.43	$6.34	$6.90
Total ReturnC,D	(3.56)%	(6.78)%	5.16%	1.77%	(7.97)%	(28.42)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.02%	.06%	.04%	.06%	.05%
Expenses net of fee waivers, if any	.01%G	.02%	.06%	.04%	.06%	.05%
Expenses net of all reductions	.01%G	.02%	.06%	.04%	.06%	.05%
Net investment income (loss)	1.94%G	2.34%	1.33%	.63%	.26%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$67,803	$238,767	$408,390	$707,935	$424,155	$296,792
Portfolio turnover rateH	0%	0%	0%	0%	0%	0%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.49 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $1.226 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Commodity Strategy Central Fund (the Fund) is a fund of Fidelity Oxford Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Geode Commodity Return Central Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $8,255,854 in the Subsidiary, representing 12.2% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$11,890
Gross unrealized depreciation	(390,519,462)
Net unrealized appreciation (depreciation)	$(390,507,572)
Tax cost	$458,228,382

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(34,622,377)
Long-term	(12,090)
Total capital loss carryforward	$(34,634,467)

Due to large redemptions in November 2019, the Fund is subject to an annual limit on its use of capital loss carryforwards from prior fiscal years to offset future capital gains.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

6. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services and the Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives fees from Fidelity Management & Research Company LLC (FMR) for investment management services provided to the Fund. Under the management contract, the investment adviser pays all other expenses, except custody fees, the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $209.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Strategic Real Return Fund was the owner of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.0106%	$1,000.00	$964.40	$.05
Hypothetical-C		$1,000.00	$1,025.08	$.05

 A Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Commodity Strategy Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the administration agreement with Fidelity Management & Research Company (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract and administration agreement, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract and administration agreement. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract and administration agreement. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and the fact that no fee is payable under the Advisory Contract was fair and reasonable.

Approval of Amended and Restated Advisory Contract. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract with Geode (Amended and Restated Contract) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, after the expected consolidation of certain advisory entities, FMR expects to redomicile as a Delaware limited liability company. The Board noted that references to FMR in the Amended and Restated Contract would be updated to reflect FMR's new form of organization. The Board also approved amendments to the Advisory Contract that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contract will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with representatives of Geode. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, including its size, education, experience, and resources. The Board considered that Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund. Additionally, in its deliberations, the Board considered Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative services performed by Fidelity under separate agreements covering administration, transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR pays Geode a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received by Geode for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund were not material factors in the Board's decision to renew the Advisory Contract because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be renewed and the fund's Amended and Restated Contract should be approved.

RRS-SANN-0520
1.814963.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 22, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 22, 2020